Adjusting items included in profit from operations	6 Months Ended
Jun. 30, 2022
Profit From Operations [Abstract]
Adjusting items included in profit from operations
Adjusting items included in profit from operations
Adjusting items are significant items in the profit from operations that individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.
In summary, in the six months ended 30 June 2023, the Group incurred £85 million (30 June 2022: £1,967 million; 31 December 2022: £1,885 million ) of adjusting items within profit from operations:

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	£m	£m	£m
(a) Restructuring and integration costs	(2)	333	771
(b) Amortisation and impairment of trademarks and similar intangibles	108	161	285
(c) Charges in connection with planned disposal of subsidiaries	17	957	612
(c) (Credit)/charges in connection with disposal of subsidiaries	(1)	1	(6)
(d) Credit in respect of partial buy-out of the pension fund in the U.S.	—	(15)	(16)
(d) Credit in respect of calculation of excise on social contributions in Brazil	(147)	—	—
(d) Credit in respect of calculation of VAT on social contributions in Brazil	(13)	—	(460)
(d) Charges in respect of DOJ and OFAC investigations	66	450	450
(d) Charges in respect of Nigeria Federal Competition and Consumer Protection Commission (FCCPC) case	—	—	79
(d) Other adjusting items (including Engle)	57	80	170
Total adjusting items included in profit from operations	85	1,967	1,885
(a) Restructuring and integration costs
Restructuring costs reflect the costs associated with the implementation of revisions to the Group’s operating model, mainly in relation to Quantum. This programme delivered £1.9 billion of annualised savings over a three-year period (to 2022) and the charges include the cost of packages in respect of permanent headcount reductions and permanent employee benefit reductions in the Group. No further restructuring charges were recognised as adjusting in 2023, following the completion of the Quantum programme.
The costs of the Group’s initiatives are included in profit from operations under the following headings:

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	£m	£m	£m
Employee benefit costs	(2)	49	315
Depreciation, amortisation and impairment costs	—	131	220
Other operating expenses	—	153	237
Other operating income	—	—	(1)
Total	(2)	333	771
Notes to the Unaudited Interim Financial Statements
Continued
Adjusting items included in profit from operations (continued)
(b) Amortisation and impairment of trademarks and similar intangibles
Acquisitions in previous years have resulted in the capitalisation of trademarks and similar intangibles including those which are amortised over their expected useful lives, which do not exceed 20 years. The amortisation and impairment charge of £108 million (30 June 2022: £161 million, 31 December 2022: £285 million) is included in depreciation, amortisation and impairment costs in the income statement.
(c) Assets classified as held-for-sale
On 11 March 2022, the Group announced its intention to transfer BAT Russia in compliance with international and local laws; as described on page 15. Due to operational dependencies between BAT Russia and BAT Belarus, it has been decided that the Belarusian business will be included in any transaction. Upon completion, the Group will no longer have a presence in Russia or Belarus. The Group is working as quickly as possible to transfer the businesses.
At the date of writing, no agreement to transfer the shares in these subsidiaries has been entered into. Further, any transaction that is agreed will be subject to regulatory approvals. In accordance with IFRS, the assets of these subsidiaries comprising £189 million of property, plant and equipment and other non-current assets, £345 million of trade and other receivables, £364 million of cash and cash equivalents and £180 million of other current assets principally relating to inventories, have been classified as held-for-sale at 30 June 2023 and presented as such on the balance sheet at an estimated recoverable value (fair value less costs to sell). In addition, £8 million of borrowings and £299 million of trade creditors and other current liabilities have been classified as held-for-sale at 30 June 2023. Impairment charges of £554 million and associated costs of £58 million were recognised in the Income Statement as adjusting items in 2022. In addition, another £17 million of associated costs were recognised in the Income Statement as adjusting items in the first six months of 2023. No amendments to the recorded impairment charge were deemed necessary as at 30 June 2023. The assessment of recoverable value has taken into account a range of internal assumptions, including those regarding the impact, extent and duration of sanctions, likely transaction terms, the likelihood of any consideration being significantly deferred, potentially impacting the ability to remit funds, and ongoing macro-economic developments, such as the impact of inflation and interest rates. All assumptions are based on current expectations and are subject to a very high degree of volatility and uncertainty and therefore may change up until the final value can be determined, based on an actual transaction.
On completion of the transaction, certain other items, including foreign exchange previously recognised in the Statement of Other Comprehensive Income (which was £500 million at 30 June 2023), will be reclassified to the Income Statement in the period in which completion occurs. The financial impact of these items will also be treated as non-cash, adjusting items.
The following is a reconciliation between the total assets available for sale and their estimated recoverable amount (fair value less costs to sell):

At 30 June 2023	£m
Total assets held-for-sale*	1,088
Impairment of non-current assets held-for-sale - Russia and Belarus	(189)
899
Excess impairment beyond non-current assets held-for-sale - Russia and Belarus	(365)
Assets held-for-sale*	534
*    Includes £9 million of assets held-for-sale in territories other than Russia and Belarus.
Also included in 2023 is a credit of £1 million (30 June 2022: charge of £1 million) related to the sale of the Group’s Iranian business, which was completed in 2021.
(d) Other
In 2023, the Group benefited from a net credit of £37 million (30 June 2022: net charge of £515 million) of other adjusting items. These included:
–A charge of £66 million (30 June 2022: £450 million) recognised in respect of the DOJ and OFAC investigations into alleged historical breaches of sanctions (see page 14);
–A credit of £147 million (30 June 2022: £nil million) in respect of calculation of excise on social contributions in Brazil;
–A credit of £13 million (30 June 2022: £nil million) related to the calculation of VAT on social contributions in Brazil;
–A credit of £15 million in the first half of 2022 in respect of a settlement gain related to the partial buy-out of the U.S. pension fund; and
–Other costs of £57 million (30 June 2022: £80 million). In 2023, this mainly related to litigation costs including Engle progeny cases
(30 June 2022: £104 million, partly offset in the first half of 2022 by a credit of £24 million related to a favourable resolution in respect of MSA litigation in the state of Illinois).
Notes to the Unaudited Interim Financial Statements
Continued
Adjusting items included in profit from operations (continued)
(e) Ongoing impairment review of assets
The Group reviews and monitors the performance of its non-financial assets (including goodwill) in line with the requirements of IAS 36 Impairment of Assets. In preparing the Half-Year Report for the six months ended 30 June 2023, the Group has assessed if any impairment indicators exist requiring a further detailed impairment assessment to be undertaken.
On 28 April 2022, the FDA announced a proposed product standard to prohibit menthol as a characterising flavour in cigarettes, consistent with their previously stated timeline. Management noted that the proposal of a product standard does not itself constitute a ban on menthol in cigarettes given the proposed standard is still required to go through the established U.S. comprehensive rule-making process, the timetable and outcome for which was, and remains, uncertain. Management incorporated the anticipated impacts of a proposed product standard within the 2022 year-end impairment assessment and noted that there have been no developments since
31 December 2022 that would indicate a potential trigger for impairment.
Further to this, on 21 June 2022, the FDA announced plans to develop a proposed product standard that would establish a maximum nicotine level in cigarettes and certain other combustible tobacco products to reduce addictiveness. Management noted that the FDA announcement does not itself constitute restrictions on nicotine levels in cigarettes, and any proposed regulation would need to be introduced through the established U.S. comprehensive rule-making process, the timetable and outcome for which was, and remains, uncertain. As of 30 June 2023, no proposed product standard had been announced. However, Management will continue to monitor its progress and its impact (if any) on the Cash Generating Unit's ("CGU") Value-in-Use.
During 2023, macro-economic pressures intensified within the U.S. market resulting in higher than anticipated combustible volume declines in the first half of the year, especially in the premium segment. However, these impacts are expected to dissipate within the short-term, as the macro-economic pressures normalise, and therefore do not impact the longer term outlook for the Reynolds American Inc. ("Reynolds") CGU. Additionally, New Categories have continued delivering a strong performance, especially in Vapour with the potential for enforcement action on disposable synthetic nicotine vape products by the FDA, expected to bring further growth to the Group's U.S. Vapour business. While the Reynolds CGU is facing headwinds in 2023, Management has not identified an impairment trigger in relation to either the Reynolds CGU or its indefinite-lived brand intangibles. However, in relation to Camel Snus, while its performance in the first half of 2023 indicated no potential impairment triggers, Management continues to monitor its performance, given it remains highly sensitive to movements in key assumptions.
In December 2022, the sale of most tobacco products with characterising flavours (including menthol) other than tobacco were banned in the state of California. The impact of such ban does not present an indicator of a potential impairment for Reynolds goodwill or any of the indefinite-lived intangibles.
As part of the standard year-end impairment process, a detailed impairment review will be undertaken for all CGUs in line with IAS 36 Impairment of Assets. This will include the entire Reynolds portfolio (including Newport and Camel) to ensure the book values remain supportable.